FINANCIAL INFORMATION OF PARENT COMPANY - Statements of Changes in Equity (Details) - USD ($)			12 Months Ended
	Apr. 06, 2022	Dec. 30, 2020	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Statement
Beginning Balance			$ (8,934,000)	$ (1,358,000)
Ordinary shares issued for share based compensation				0
Shares issued for purchase of equipment	$ 34,179,000	$ 2,531,000	34,179,000	8,950,000
Shares issued for purchase of equipment (in shares)	179,986,169	23,876,308
Shares issued to purchase computer servers	179,986,169	23,876,308
Share-based compensation			60,000	186,000
Foreign currency translation adjustment			359,000	377,000	$ (384,000)
Net income (loss)			(12,311,000)	(17,787,000)	6,448,000
Capital contribution from noncontrolling				698,000
Ending Balance			$ 13,353,000	$ (8,934,000)	$ (1,358,000)
Ordinary shares
Statement
Beginning Balance, (in shares)			4,474,836	3,738,527
Beginning Balance			$ 181,000	$ 152,000
Ordinary shares issued for share based compensation				$ 1,000
Ordinary shares issued for share based compensation, (in shares)				25,989
Shares issued for purchase of equipment			$ 178,000	$ 28,000
Shares issued for purchase of equipment (in shares)			4,448,851	710,320
Shares issued to purchase computer servers			4,448,851	710,320
Share-based compensation			$ 0	$ 0
Foreign currency translation adjustment			0	0
Net income (loss)			$ 0	0
Capital contribution from noncontrolling				$ 0
Ending Balance, shares			8,923,687	4,474,836	3,738,527
Ending Balance			$ 359,000	$ 181,000	$ 152,000
Additional paid-in capital
Statement
Beginning Balance			298,685,000	288,879,000
Ordinary shares issued for share based compensation				0
Shares issued for purchase of equipment			34,001,000	8,922,000
Share-based compensation			60,000	186,000
Foreign currency translation adjustment			0	0
Net income (loss)			0	0
Capital contribution from noncontrolling				698,000
Ending Balance			332,746,000	298,685,000	288,879,000
Treasury Stock, Common
Statement
Beginning Balance			(1,148,000)	(2,351,000)
Ordinary shares issued for share based compensation				1,203,000
Shares issued for purchase of equipment			0	0
Share-based compensation			0	0
Foreign currency translation adjustment			0	0
Net income (loss)			0	0
Capital contribution from noncontrolling				0
Ending Balance			(1,148,000)	(1,148,000)	(2,351,000)
(Accumulated deficits) retained earnings
Statement
Beginning Balance			(304,904,000)	(286,365,000)
Ordinary shares issued for share based compensation				(1,204,000)
Shares issued for purchase of equipment			0	0
Share-based compensation			0	0
Foreign currency translation adjustment			0	0
Net income (loss)			(13,335,000)	(17,335,000)
Capital contribution from noncontrolling				0
Ending Balance			(318,239,000)	(304,904,000)	(286,365,000)
Accumulated other comprehensive Income
Statement
Beginning Balance			31,685,000	31,308,000
Ordinary shares issued for share based compensation				0
Shares issued for purchase of equipment			0	0
Share-based compensation			0	0
Foreign currency translation adjustment			359,000	377,000
Net income (loss)			0	0
Capital contribution from noncontrolling				0
Ending Balance			32,044,000	31,685,000	31,308,000
Parent Company | Reportable Legal Entities
Statement
Beginning Balance			24,499,000	31,623,000
Ordinary shares issued for share based compensation				0
Shares issued for purchase of equipment			34,179,000
Share issued				8,950,000
Share-based compensation			60,000	186,000
Foreign currency translation adjustment			359,000	377,000	(384,000)
Net income (loss)			(13,335,000)	(17,335,000)	7,527,000
Capital contribution from noncontrolling				698,000
Ending Balance			$ 45,762,000	$ 24,499,000	$ 31,623,000
Parent Company | Reportable Legal Entities | Ordinary shares
Statement
Beginning Balance, (in shares)			4,474,836	3,738,527
Beginning Balance			$ 181,000	$ 152,000
Ordinary shares issued for share based compensation				$ 1,000
Ordinary shares issued for share based compensation, (in shares)				25,989
Shares issued for purchase of equipment			$ 178,000
Shares issued for purchase of equipment (in shares)			4,448,851	710,320
Shares issued to purchase computer servers			4,448,851	710,320
Share issued				$ 28,000
Share-based compensation			$ 0	0
Foreign currency translation adjustment			0	0
Net income (loss)			$ 0	0
Capital contribution from noncontrolling				$ 0
Ending Balance, shares			8,923,687	4,474,836	3,738,527
Ending Balance			$ 359,000	$ 181,000	$ 152,000
Parent Company | Reportable Legal Entities | Additional paid-in capital
Statement
Beginning Balance			298,685,000	288,879,000
Ordinary shares issued for share based compensation				0
Shares issued for purchase of equipment			34,001,000
Share issued				8,922,000
Share-based compensation			60,000	186,000
Foreign currency translation adjustment			0	0
Net income (loss)			0	0
Capital contribution from noncontrolling				698,000
Ending Balance			332,746,000	298,685,000	288,879,000
Parent Company | Reportable Legal Entities | Treasury Stock, Common
Statement
Beginning Balance			(1,148,000)	(2,351,000)
Ordinary shares issued for share based compensation				1,203,000
Shares issued for purchase of equipment			0
Share issued				0
Share-based compensation			0	0
Foreign currency translation adjustment			0	0
Net income (loss)			0	0
Capital contribution from noncontrolling				0
Ending Balance			(1,148,000)	(1,148,000)	(2,351,000)
Parent Company | Reportable Legal Entities | (Accumulated deficits) retained earnings
Statement
Beginning Balance			(304,904,000)	(286,365,000)
Ordinary shares issued for share based compensation				(1,204,000)
Shares issued for purchase of equipment			0
Share issued				0
Share-based compensation			0	0
Foreign currency translation adjustment			0	0
Net income (loss)			(13,335,000)	(17,335,000)
Capital contribution from noncontrolling				0
Ending Balance			(318,239,000)	(304,904,000)	(286,365,000)
Parent Company | Reportable Legal Entities | Accumulated other comprehensive Income
Statement
Beginning Balance			31,685,000	31,308,000
Ordinary shares issued for share based compensation				0
Shares issued for purchase of equipment			0
Share issued				0
Share-based compensation			0	0
Foreign currency translation adjustment			359,000	377,000
Net income (loss)				0
Capital contribution from noncontrolling				0
Ending Balance			$ 32,044,000	$ 31,685,000	$ 31,308,000